SEGMENTED INFORMATION (Schedule of Segment Information for Assets and Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Current assets	$ 158,179	$ 134,861
Plant and equipment	66,722	68,617
Mineral rights and properties	224,586	238,920
Investment in an associate	44,555	38,703
Other investments	8,750	9,253
Reclamation deposits	9,230	7,953
Long-term prepaids and deposits	390	769
Long-term portion of lease receivable	348
Total assets	512,760	499,076
Current liabilities	27,828	37,873
Long-term portion of lease obligation	1,502
Deferred income tax liabilities	35,758	34,334
Environmental rehabilitation	8,700	13,688	$ 13,098
Total liabilities	73,788	85,895
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Current assets	80,160	66,992
Plant and equipment	45,113	47,600
Mineral rights and properties	192,746	197,274
Investment in an associate
Other investments	2,117
Reclamation deposits	5,043	5,330
Long-term prepaids and deposits	205	369
Long-term portion of lease receivable
Total assets	325,384	317,565
Current liabilities	19,495	27,000
Long-term portion of lease obligation
Deferred income tax liabilities	34,761	33,337
Environmental rehabilitation	6,775	11,623
Total liabilities	61,031	71,960
Mining Hunan [Member]
Disclosure of operating segments [line items]
Current assets	1,467	1,540
Plant and equipment	3,893	4,319
Mineral rights and properties	6,884	7,222
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits	99	104
Long-term portion of lease receivable
Total assets	12,343	13,185
Current liabilities	1,322	1,391
Long-term portion of lease obligation
Deferred income tax liabilities	997	997
Environmental rehabilitation	1,015	998
Total liabilities	3,334	3,386
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Current assets	3,665	11,870
Plant and equipment	15,261	15,354
Mineral rights and properties	24,956	26,670
Investment in an associate
Other investments
Reclamation deposits	4,180	2,616
Long-term prepaids and deposits	86	170
Long-term portion of lease receivable
Total assets	48,148	56,680
Current liabilities	3,154	4,036
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation	910	774
Total liabilities	4,064	4,810
Mining Other [Member]
Disclosure of operating segments [line items]
Current assets		529
Plant and equipment		255
Mineral rights and properties		7,754
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits		126
Long-term portion of lease receivable
Total assets		8,664
Current liabilities		2,548
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation		293
Total liabilities		2,841
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Current assets	4,289	5,435
Plant and equipment	862	932
Mineral rights and properties
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Long-term portion of lease receivable
Total assets	5,151	6,367
Current liabilities	625	1,102
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	625	1,102
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Current assets	68,598	48,495
Plant and equipment	1,593	157
Mineral rights and properties
Investment in an associate	44,555	38,703
Other investments	6,633	9,253
Reclamation deposits	7	7
Long-term prepaids and deposits
Long-term portion of lease receivable	348
Total assets	121,734	96,615
Current liabilities	3,232	1,796
Long-term portion of lease obligation	1,502
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 4,734	$ 1,796